Long-term debt	12 Months Ended
Dec. 31, 2022
Noncurrent Liabilities [Abstract]
Long-term debt
14.

Long-term debt
2022 2021
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 99,355 99,336
Series G - 4.19 % debentures due June 24, 2024 499,407 499,010
Series H - 2.95 % debentures due October 21, 2027 398,238 397,904
Total $ 997,000 $ 996,250
Cameco has a $ 1,000,000,000

unsecured revolving credit facility that is available until
October 1, 2026 . Upon mutual
agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $ 100,000,000

can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $ 1,000,000,000

by increments no less than $
50,000,000 , to a total of $ 1,250,000,000 . The
facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2022 and 2021, there were no amounts
outstanding under this facility.

Cameco has $ 1,756,754,000

(2021 - $
1,696,041,000 ) in letter of credit facilities. Outstanding and committed letters of credit at
December 31, 2022 amounted to $ 1,593,379,000

(2021 - $
1,573,873,000 ), the majority of which relate to future
decommissioning and reclamation liabilities (note 16).
Cameco is bound by a covenant in its revolving credit facility. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1 :1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility. At December 31, 2022, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2023 to be constrained by it.
The table below represents currently scheduled maturities of long-term debt:
2023 2024 2025 2026 2027 Thereafter Total
$ - 499,407 - - 398,238 99,355 $ 997,000